Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other revenue information
Revenues	€ 2,934	€ 4,008	€ 8,069	€ 15,361
Point in time
Other revenue information
Revenues	106	0	283	5,633
Over time
Other revenue information
Revenues	2,828	4,008	7,786	9,728
Germany
Other revenue information
Revenues	0	0	75	0
Europe
Other revenue information
Revenues	0	325	2	1,077
USA
Other revenue information
Revenues	2,934	3,683	7,992	14,284
Collaboration
Other revenue information
Revenues	2,793	3,683	7,716	14,284
Service
Other revenue information
Revenues	€ 141	€ 325	€ 353	€ 1,077